Segment Information (Details) - Schedule of segment information - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenues:
Cheers App Internet Business		$ 135,263	$ 83,573	$ 28,301
Traditional Media Business		17,749	40,190	37,476
Total consolidated net revenues		153,012	123,763	65,777
Operating income:
Cheers APP Internet Business		32,081	24,343	11,548
Traditional Media Business		4,210	11,707	15,291
Total segment operating income		36,291	36,050	26,839
Unallocated item	[1]	(4)	(5,381)
Total consolidated operating income		$ 36,287	$ 30,669	$ 26,839

[1]	The unallocated item for the years ended December 31, 2020 and 2021 presents the share-based compensation for employees, which is not allocated to segments.